Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	42,000,000
Common stock, shares issued	26,487,680	951,794
Common stock, shares outstanding	26,487,680	951,794
Convertible Series A Preferred Stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Convertible preferred stock, shares authorized	10,000,000	21,982,491
Convertible preferred stock, shares issued		21,982,491
Convertible preferred stock, shares outstanding		21,982,491
Convertible Series B Preferred Stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Convertible preferred stock, shares authorized	10,000,000	21,982,491
Convertible preferred stock, shares issued		21,982,491
Convertible preferred stock, shares outstanding		21,982,491
Convertible Series C Preferred Stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Convertible preferred stock, shares authorized	10,000,000	21,982,491
Convertible preferred stock, shares issued		21,982,491
Convertible preferred stock, shares outstanding		21,982,491